Acquisition of U-Protein - Summary of Allocated Purchase Price (Details) - U-Protein € in Thousands, $ in Thousands	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Aug. 22, 2017 CAD ($)	Aug. 22, 2017 EUR (€)
Disclosure Of Business Combinations [Line Items]
Cash			$ 4,063	€ 2,700
606,101 common shares of the Company			3,022	2,000
Fair value of deferred payments	$ 932	$ 1,563	2,134	2,000
Fair value of consideration			9,219
Cash			797
Amounts receivable			371
Unbilled revenue			113
Inventory			37
Investment			90
Equipment, net of accumulated amortization			216
Intellectual property (not deductible for tax purposes)			4,064
Goodwill (not deductible for tax purposes)			4,656
Accounts payable and accrued liabilities			(270)
Income taxes payable			(44)
Deferred income tax liability			(811)
Allocated purchase price			$ 9,219	€ 6,830